Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting
Segment Reporting

(5)   Segment Reporting

In accordance with IFRS 8 “Operating Segments”, financial information for operating segments is reported in the accompanying Appendix II, which forms an integral part of this note to the consolidated financial statements.

Group companies are divided into four areas: companies from the industrial area, companies from the commercial area, companies from the services area and companies from the research area. Within each of these areas, activities are organized based on the nature of the products and services manufactured and marketed.

Assets, liabilities, income and expenses for segments include directly and reliably attributable items. Items which are not attributed to segments by the Group are:

●	Balance sheet: equity, cash and cash equivalents and loans and borrowings.
●	Statement of profit and loss: finance result and income tax.
(a)	Operating segments

The operating segments defined by the steering committee are as follows:

●	Biopharma (formerly Bioscience): concentrates all activities related to products derived from human plasma for therapeutic use.
●	Diagnostic: including the marketing of diagnostic testing equipment, reagents and other equipment, manufactured by Group or other companies.
●	Bio Supplies: this groups together transactions related to biological products for non-therapeutic use. The part relating to sales of plasma to third parties has been reclassified from Bio Supplies to Other.
●	Others: includes the provision of manufacturing services to third parties, plasma sales to third parties and research activities. It also includes pharmaceutical products manufactured by the Group and intended for hospital pharmacies, as well as the marketing of products that complement the Group’s own products.

Details of sales by groups of products for 2022, 2021 and 2020 are as follows:

	Thousands of Euros
	31/12/2022	31/12/2021 (*)	31/12/2020 (*)
Biopharma
Haemoderivatives	5,005,382	3,814,983	4,242,502
Diagnostic
Transfusional medicine	640,604	712,238	714,164
Other diagnostic	21,740	23,625	27,630
Bio supplies	146,076	115,811	133,221
Others	250,165	266,461	222,521

Total	6,063,967	4,933,118	5,340,038

* As a consequence of the review of transactions and balances allocations by segments, the comparative figures for the fiscal year 2021 and 2020 have been adjusted accordingly.

At 31 December 2022, 97.6% of the income from the sale of goods and services has been recognized at a certain point-in-time (97.4% in 2021 and 97.5% in 2020).

The Group has concluded that hemoderivative products are sufficiently alike to be considered as a whole for the following reasons:

●	All these products are human plasma derivatives and are manufactured in a similar way.
●	The customers and methods used to distribute these products are similar.
●	All these products are subject to the same regulations regarding production and the same regulatory environment.

(b)Geographical information

Geographical information is grouped into four areas:

●	United States of America and Canada
●	Spain
●	Rest of the European Union
●	Rest of the world

The definition of these four segments is mainly due to the geographical level that Group management sets to manage its revenue as they respond to specific economic scenarios. The main framework of the Group is consistent with this geographical segment grouping, including the monitoring of its commercial operations and its information systems.

The financial information reported for geographical areas is based on sales to third parties in these markets as well as the location of assets.

(c)Main customers

In 2022, no customer has accounted for more than 10% of the Group’s gross revenues, and nor was the case in 2021. In 2020, 10.38% of the Group’s gross revenues corresponded to revenues from a customer in the Biopharma segment.